Putnam
Intermediate
U.S. Government
Income Fund

SEMIANNUAL REPORT

May 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Intermediate U.S. Government Income Fund continues to provide strong relative performance. For the 3 years ended June 30, 1997, the fund's class A share total return ranked 4 out of 70 short/ intermediate U.S. government funds tracked by Lipper Analytical Services.*

* "At a time when the stock market continues to hover near all-time highs . . . many money managers . . . have turned their sights to bonds, finding better value in securities that they have largely overlooked in recent years."

                                 -- The Wall Street Journal, June 3, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

12 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. The fund's class B shares were ranked 17 out of 70 short/intermediate U.S. government funds for 3-year performance for the period ended 6/30/97. The fund's class A, class B, and class M shares were ranked 20, 50, and 24 out of 95 funds, respectively, for 1-year performance. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright]  Karsh, Ottawa

Dear Shareholder:

Managing a portfolio of intermediate-term U.S. government and agency securities requires a deft and delicate hand. For one thing, the universe encompasses securities with maturities within a relatively narrow band of 3 to 10 years. In addition, there is a limited menu of types of securities from which the portfolio manager can choose.

Thus changes that might seem relatively minor in funds with broader charters can make a significant difference in the results of Putnam Intermediate U.S. Government Income Fund. With portfolio adjustments tending toward the subtle, Fund Manager Michael Martino's discussion of "barbells" and "ARMs reduction" might seem, at first glance, somewhat heavy-handed. Such is not at all the case, for these are valuable tactical tools widely employed in the management of fixed-income investments.

As you will see in the following report, Mike discusses his effective use of both maneuvers during the first half of the fund's current year, the six months ended May 31, 1997. He also reviews prospects for the year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 16, 1997



Report from the Fund Manager
Michael Martino

For shareholders of Putnam Intermediate U.S. Government Income Fund, the Federal Reserve Board's preemptive strike against inflation late in March marked the turning point in a challenging period. Over the six months ended May 31, 1997, bond investors reacted -- and in some cases, overreacted -- to a flood of data that suggested the economy was overheating. Their fears were far from ungrounded. The economy grew at a 5.9% annual rate in the first quarter of 1997, while unemployment dropped to its lowest level since 1973. Your fund steered a successful course through the resulting market volatility, reaching the midpoint of its 1997 fiscal year with a small but positive total return. Complete performance information for the fund appears on pages 8 through 10.

* DURATION MANAGEMENT BOOSTS RETURNS

Historically, the active management of your fund's duration has been integral to the search for income and relative price stability. An important tool for investment professionals, duration measures a portfolio's sensitivity to changes in interest rates and is manipulated by altering a portfolio's mix of securities. Essentially, the shorter a portfolio's duration, the less its net asset value will be adversely affected by an increase in interest rates. The tradeoff for this protection is that a short duration restricts a portfolio's participation in market rallies.

As investor sentiment swung between optimism and caution toward the latter part of 1996, we pared the fund's duration to approximately 2.8 years. This indicates a defensive outlook; as an intermediate-term bond fund, your fund's duration typically will not exceed that of a 5-year Treasury note; that is, about 4 years. As evidence of stronger economic growth mounted in early 1997, we decided to maintain our conservative stance. Rather than simply hold securities of approximately 3-year duration, however, we chose to divide portfolio assets between cash and longer-duration securities, such as 10-year Treasuries.

As it turned out, interest rates did rise in the first quarter of calendar 1997, sparked by the quarter of a percentage point increase in the federal funds rate in late March. Although longer-maturity bonds suffered relatively greater price declines, the fund's long-term holdings provided a high level of income. In fact, so far this year, 10-year Treasuries have outperformed all other Treasuries on a total-return basis. At the same time, the fund's increased cash position (17% at period's end) acted as a buffer against bond market declines.

* ARMs REDUCED IN FAVOR OF FIXED-RATE SECURITIES

In 1996, in an environment of stable short-term interest rates, your fund's focus on adjustable-rate mortgages (ARMs) proved particularly beneficial to its performance. Mortgage-backed securities typically carry higher yields than Treasuries of equivalent maturity in order to compensate investors for the risk of prepayment. Because many homeowners opt to refinance or prepay their mortgages when interest rates fall -- and lower mortgage rates become available -- this prepayment risk can dampen performance. The premature payment of mortgage principal produces an uneven stream of income and forces investors to reinvest their money at lower prevailing rates.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                  11/30/96         5/31/97

Fixed-rate                          8.3%            14.5%
mortgage-backed
securities

Adjustable-rate                    25.0%            12.0%
mortgage-backed
securities

U.S. Treasury                      58.0%            56.4%
securities

Cash and                            8.7%            16.7%
short-term
investments


Footnote reads:
*Based on net assets. Composition will vary over time.

ARMs, however, differ from other mortgage-backed securities in that their income levels track the movements in short-term interest rates. A lag in the rate at which these securities reset meant that for a time last year some ARMs provided an even greater income advantage relative to Treasuries of comparable maturity. By year's end, however, we believed ARMs had become fully valued and were suitable candidates for sale.

Our opportunity to reduce the fund's ARM position came in early 1997, when we suspected a rate increase was imminent. In a rising interest-rate environment, certain types of ARMs can be relative underperformers, since the lag in coupon resetting means these securities could offer less income than fixed-rate mortgages of equivalent quality. In all, we reduced the fund's adjustable-rate mortgage holdings by roughly half -- from 25% of portfolio holdings on November 30, 1996, to 12% at the end of May.

The proceeds from the sale of these securities helped build the cash position that later became an important part of our "barbell" duration strategy. To a lesser degree, the sale of ARMs funded an increase in fixed-rate mortgage-backed securities, which we believe offer value in a rising interest-rate environment. As rates rose during the period, the added income from your fund's longer-maturity fixed-rate mortgages helped boost performance at a time when bond prices in general were falling. We currently expect to increase the fund's holding of fixed-rate mortgage securities in the coming months.

* "HISTORY COUNSELS CAUTION": ADVICE FOR BOND AND EQUITY INVESTORS

Federal Reserve Board Chairman Alan Greenspan's warning was directed at U.S. equity investors but may also be appropriate for those in the bond markets. By the end of May, the bond markets had recovered from their late-March selloff, and a host of crucial economic reports suggested inflation was less of a threat than had been predicted. The six-year-old economic expansion may very well peter out, paving the way for lower interest rates and a sustained bond market rally. Importantly profit expectations may be overly optimistic, given that many companies are unable to raise prices.

[GRAPHIC VERTICAL BAR CHART OMITTED: EFFECTIVE MATURITY BREAKDOWN]

EFFECTIVE MATURITY BREAKDOWN*

0-1 Years                   21.1%

1-5 Years                   40.8%

5-9 Years                   29.8%

9-10 Years                   7.3%

15+ Years                    1.0%

Footnote reads:
* Based on net assets as of 5/31/97. Measures of effective maturity are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. The actual, or effective, maturities of mortgage-backed securities are frequently shorter than their stated maturities. Effective maturities and the assumptions on which they are based will vary over time.

But the timing of an economic downturn is difficult to predict. For now, growth is strong and reported profits continue to exceed expectations. Although the Fed left interest rates unchanged at its May 20 and July 2 meetings, it may find sufficient reason to raise rates later this year. It is interesting to note that historically the Fed has shifted monetary policy by engineering a series of small rate changes, seldom just one. Going forward, we intend to keep the fund's duration neutral to short, investing in sectors of the bond market that we believe offer value in a rising interest-rate environment.

While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/97

                                Class A         Class B          Class M
(inception date)               (2/16/93)       (2/16/93)         (4/3/95)
                              NAV     POP     NAV    CDSC       NAV    POP
------------------------------------------------------------------------------
6 months                     1.28%  -1.92%    1.19%  -1.77%    1.41%  -0.62%
------------------------------------------------------------------------------
1 year                       6.92    3.46     6.50    3.50     6.97    4.78
------------------------------------------------------------------------------
Life of class               23.47   19.42    20.58   20.58    22.83   20.43
Annual average               5.05    4.23     4.47    4.47     4.92    4.44
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/97

                                          Lehman Bros.
                                          Intermediate           Consumer
                                       Govt. Bond Index        Price Index
------------------------------------------------------------------------------
6 months                                    1.34%                 0.95%
------------------------------------------------------------------------------
1 year                                      7.12                  2.23
------------------------------------------------------------------------------
Life of class                              24.74                 11.88
Annual average                              5.34                  2.68
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                               Class A          Class B          Class M
(inception date)              (2/16/93)        (2/16/93)        (4/3/95)
                             NAV     POP      NAV    CDSC       NAV    POP
------------------------------------------------------------------------------
6 months                    2.75%  -0.54%    2.44%  -0.55%    2.67%   0.60%
------------------------------------------------------------------------------
1 year                      6.84    3.40     6.21    3.21     6.68    4.50
------------------------------------------------------------------------------
Life of class              24.55   20.46    21.32   21.32    23.88   21.46
Annual average              5.15    4.35     4.52    4.52     5.02    4.55
------------------------------------------------------------------------------
Return for class A and class M shares reflect current maximum initial sales charges of 3.25% and 2.00%, respectively. Class B share returns for the 6 months, 1-year, and life of fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter. Returns shown for class B and class M for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. Returns shown for class A shares have not been adjusted to reflect payments under the class
A distribution plan prior to its implementation. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data for periods before 4/10/95 do not reflect current investment policies.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/97

                                  Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)               6               6               6
------------------------------------------------------------------------------
Income                           $0.141142       $0.126578       $0.137431
------------------------------------------------------------------------------
  Total                          $0.141142       $0.126578       $0.137431
------------------------------------------------------------------------------
Share value:                     NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
11/30/96                        $4.90   $5.06       $4.90       $4.90   $5.00
------------------------------------------------------------------------------
5/31/97                          4.82    4.98        4.83        4.83    4.93
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           5.93%   5.74%       5.32%       5.77%   5.65%
------------------------------------------------------------------------------
Current 30-day SEC yield2        5.37    5.20        4.76        5.23    5.12
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 3.25% sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
May 31, 1997 (Unaudited)



U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (82.9%) *
PRINCIPAL AMOUNT                                                                                                VALUE

U.S. Government Agency Mortgage Pass-Through Certificates  (26.5%)
---------------------------------------------------------------------------------------------------------------------
     $3,459,056     Federal Home Loan Mortgage Corp. 7 1/2s, August 1, 2007                            $    3,499,042
                    Federal National Mortgage Association
        117,743     11 1/4s, October 1, 2010                                                                  131,579
        720,187     8s, May 1, 2013                                                                           732,902
         31,202     7.275s, May 1, 2016                                                                        31,825
        304,666     6.071s, with due dates from November 1, 2024 to July 1, 2026                              301,050
                    Government National Mortgage Association
     39,146,296     8 1/2s, with due dates from March 15, 2026 to May 15, 2027                             40,573,040
      3,949,478     8s, with due dates from March 15, 2023 to September 15, 2023                            4,074,088
      4,821,517     6s, July 20, 2026                                                                       4,905,894
                                                                                                       --------------
                                                                                                           54,249,420

U.S. Treasury Obligations  (56.4 %)
---------------------------------------------------------------------------------------------------------------------
      2,000,000     U.S. Treasury Bonds 6s, February 15, 2026                                               1,760,320
                    U.S. Treasury Notes
      5,000,000     8 1/2s, February 15, 2000                                                               5,264,050
     30,000,000     8 1/4s, July 15, 1998                                                                  30,740,700
     10,000,000     8 1/8s, February 15, 1998                                                              10,157,800
     10,000,000     8s, May 15, 2001                                                                       10,528,100
      1,500,000     7 3/8s, November 15, 1997                                                               1,511,250
     10,000,000     6 7/8s, May 15, 2006                                                                   10,132,800
     15,000,000     6 1/2s, October 15, 2006                                                               14,817,150
      7,000,000     6 1/4s, April 30, 2001                                                                  6,949,670
     23,610,000     5 7/8s, November 15, 1999                                                              23,384,997
                                                                                                       --------------
                                                                                                          115,246,837
                                                                                                       --------------

                    Total U.S. Government and Agency Obligations
                       (cost $171,187,773)                                                             $  169,496,257

SHORT-TERM INVESTMENTS  (16.7%) * (cost $34,225,493)
PRINCIPAL AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
    $34,215,000     Interest in $386,564,000 joint repurchase agreement dated May 30, 1997 UBS
                    Securities due June 2, 1997 with respect to various U.S. Treasury obligations
                    -- maturity value of $34,230,739 for an effective yield of 5.52 %.                 $   34,225,493
---------------------------------------------------------------------------------------------------------------------
                    Total Investments  (cost $205,413,265) ***                                         $  203,721,750
---------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $204,574,411.

*** The aggregate identified cost on a tax basis is $205,420,766, resulting in gross unrealized appreciation and depreciation of $492,033 and $2,191,049, respectively, or net unrealized depreciation of $1,699,016.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1997 (Unaudited)

Assets
-------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $205,413,265) (Note 1)                                                     $203,721,750
--------------------------------------------------------------------------------------------------------
Cash                                                                                                 410
--------------------------------------------------------------------------------------------------------
Interest receivable and other receivables                                                      2,003,775
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         1,184,446
--------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                         7,148
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 206,917,529

Liabilities
--------------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                            163,972
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,511,931
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                     307,846
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                        45,237
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                      1,142
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       1,227
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           108,969
--------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                        34,973
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           167,821
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                              2,343,118
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $204,574,411

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                             $207,893,183
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                      ($293,716)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                          (1,333,541)
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                    (1,691,515)
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                  $204,574,411

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($138,677,045 divided by 28,743,989 shares)                                                        $4.82
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.82)*                                             $4.98
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($61,727,356 divided by 12,787,313 shares)**                                                       $4.83
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,170,010 divided by 862,853 shares)                                                             $4.83
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.83)*                                             $4.93
--------------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1997 (Unaudited)

Interest Income                                                                       $  6,917,604
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                           605,741
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             214,132
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           15,278
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,678
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      171,969
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      258,378
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        8,564
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               4,989
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     31,962
--------------------------------------------------------------------------------------------------
Registration fees                                                                           37,569
--------------------------------------------------------------------------------------------------
Auditing                                                                                    16,752
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,610
--------------------------------------------------------------------------------------------------
Postage                                                                                     15,113
--------------------------------------------------------------------------------------------------
Other                                                                                        6,185
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,393,920
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (42,685)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,351,235
--------------------------------------------------------------------------------------------------
Net investment income                                                                    5,566,369
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           197,241
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                            (2,946,653)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                 (2,749,412)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $ 2,816,957
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                              May 31       November 30
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $   5,566,369       $  5,563,624
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            197,241          1,507,914
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                               (2,946,653)          (530,704)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      2,816,957          6,540,834
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (4,007,890)        (3,860,962)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,560,896)        (1,444,592)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (118,811)          (141,936)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income
    Class A                                                                                      --           (370,887)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --           (138,769)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (13,634)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                         2,577,977        122,988,914
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                               (292,663)       123,558,968

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     204,867,074         81,308,106
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $293,716 and $172,488
respectively)                                                                         $ 204,574,411       $204,867,074
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                          May 31                                                       Feb. 16, 1993+
operating performance                          (Unaudited)                   Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $4.90            $4.92            $4.60            $4.91            $5.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .14              .29              .27              .27 (b)          .21 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.08)            (.02)             .35             (.32)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .06              .27              .62             (.05)             .12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.14)            (.26)            (.29)            (.24)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --             (.01)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              -- (e)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.14)            (.29)            (.30)            (.26)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $4.82            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                            1.28 *           5.71            13.85            (1.12)            2.44 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $138,677         $143,575          $57,049          $53,831          $19,088
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                             .59 *           1.22             1.20             1.09 (b)         1.05 (b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.83 *           5.54             5.78             5.59 (b)         3.13 (b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             102.60 *         367.19           383.88           351.62           309.80 *
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                          May 31                                                       Feb. 16, 1993+
operating performance                          (Unaudited)                   Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $4.90            $4.92            $4.60            $4.91            $5.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .13              .26              .24              .24 (b)          .18 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.07)            (.02)             .35             (.32)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .06              .24              .59             (.08)             .10
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.24)            (.26)            (.21)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --             (.01)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.02)              -- (e)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)            (.26)            (.27)            (.23)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $4.83            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                            1.19 *           5.08            13.17            (1.71)            1.95 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $61,727          $56,889          $23,201          $21,243           $4,317
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                             .89 *           1.80             1.81             1.69 (b)          .67 (b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.58 *           4.94             5.17             4.98 (b)         3.53 (b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             102.60 *         367.19           383.88           351.62           309.80 *
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                            May 31       Year ended     Apr. 3, 1995+
operating performance                                                            (Unaudited)         Nov. 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $4.90            $4.93            $4.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .14              .27              .12 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             (.07)            (.02)             .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .07              .25              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.26)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                        --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --             (.02)              --  (e)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.14)            (.28)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $4.83            $4.90            $4.93
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                                              1.41 *           5.33             9.63 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $4,170           $4,404           $1,058
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                                               .67 *           1.35              .87 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              2.78 *           5.28             3.37 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               102.60 *         367.19           383.88
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Notes to financial statements
May 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable (for tax exempt and municipal bond funds exclude "taxable") income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1996, the fund had a capital loss carryover of approximately $24,327,000. This amount includes approximately $22,707,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any distribution might be taxable as ordinary income.

Loss Carryover                    Expiration
----------------            --------------------
$   385,000                   November 30, 1997
    799,000                   November 30, 1998
  7,515,000                   November 30, 2000
 13,497,000                   November 30, 2001
  1,621,000                   November 30, 2002
    510,000                   November 30, 2003

F) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $49,893. These expenses are being amortized on a straight-line basis over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% of any excess thereafter. Prior to March 20, 1997, any amount over $1.5 billion was based on a rate of 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1997, fund expenses were reduced by $42,685 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $590 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 0.85% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85% and 0.40% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $30,822 and $1,059 from the sale of class A and class M shares, respectively and $38,360 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $42,351 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1997, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $177,784,166 and $204,003,588, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      15,613,341     $ 75,447,540
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       587,513        2,837,645
------------------------------------------------------------
                                 16,200,854       78,285,185

Shares
repurchased                     (16,786,092)     (81,163,481)
------------------------------------------------------------
Net decrease                       (585,238)    $ (2,878,296)
------------------------------------------------------------

                                            Year ended
                                         November 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      21,352,359     $103,080,104
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       605,304        2,935,082
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam
Adjustable Rate
U.S. Government
Fund                             11,771,185       57,325,670
------------------------------------------------------------
                                 33,728,848      163,340,856

Shares
repurchased                     (15,993,455)     (77,207,708)
------------------------------------------------------------
Net increase                     17,735,393      $86,133,148
------------------------------------------------------------

                                        Six months ended
                                          May 31, 1997
------------------------------------------------------------
Class B                             Shares            Amount
------------------------------------------------------------
Shares sold                       7,571,959      $36,556,081
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       255,332        1,233,057
------------------------------------------------------------
                                  7,827,291       37,789,138

Shares
repurchased                      (6,661,072)     (32,158,222)
------------------------------------------------------------
Net increase                      1,166,219      $ 5,630,916
------------------------------------------------------------

                                            Year ended
                                         November 30, 1996
------------------------------------------------------------
Class B                             Shares            Amount
------------------------------------------------------------
Shares sold                       7,669,855      $36,980,646
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       272,195        1,319,922
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam
Adjustable Rate
U.S. Government
Fund                              4,390,784       21,383,118
------------------------------------------------------------
                                 12,332,834       59,683,686

Shares
repurchased                      (5,427,659)     (26,155,445)
------------------------------------------------------------
Net increase                      6,905,175      $33,528,241
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         749,238      $ 3,630,203
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        20,370           98,494
------------------------------------------------------------
                                    769,608        3,728,697

Shares
repurchased                        (805,448)      (3,903,340)
------------------------------------------------------------
Net decrease                        (35,840)     $  (174,643)
------------------------------------------------------------

                                            Year ended
                                         November 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,450,087      $ 7,026,481
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        27,541          133,380
------------------------------------------------------------
                                  1,477,628        7,159,861

Shares
repurchased                        (793,749)      (3,832,336)
------------------------------------------------------------
Net increase                        683,879       $3,327,525
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Alan Bankart
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

34405-398/428/674   7/97